Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital expenditure commitments
(a) Capital expenditure commitments relating to our vessels under construction are as follows:

Year Ended December 31,	Due to Shipyards/Sellers	Due to Manager	Total
2026	$110,064	$3,817	$113,881
2027	51,098	1,400	52,498
Total	$161,162	$5,217	$166,379